Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2020, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$43,642	$110,382	$154,024
Corporate and purchasing card loans (a)	29,541	–	29,541
Residential mortgages	319	1	320
Retail credit card loans (a)	117,827	–	117,827
Other retail loans	12,980	22,998	35,978
Other	6,486	10	6,496
(a)	Primarily cancelable at the Company’s discretion.

Summary of Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2020:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$70	$9,789
Third party borrowing arrangements	–	–	2
Securities lending indemnifications	6,461	–	6,298
Asset sales	–	80	6,165
Merchant processing	579	211	89,352
Tender option bond program guarantee	2,374	–	2,036
Other	–	71	1,292

Contract or Notional Amount of Letters of Credit
The contract or notional amount of letters of credit at December 31, 2020, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$4,526	$5,263	$9,789
Commercial	536	30	566